Basis of preparation and recent accounting developments (Policies)	12 Months Ended
Mar. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation	These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and
International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for the period ended 31 March 2024 and in accordance with the Companies Act 2006. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on
a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.

Going concern	A. Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have assessed the principal risks alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and reasonable worst-case scenario for business cash flows.
As part of the assessment the Directors have included the expected receipt of the fully underwritten Rights Issue. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.
The main cash flow impacts identified in the reasonable worst-case scenario are:
•the timing of the sale of assets classified as held for sale (see note 10);
•adverse impacts of inflation and incremental spend on our capital expenditure programme;
•adverse impact from timing across the Group (i.e. a net under-
recovery of allowed revenues or reductions in over-collections)
and slower collections of outstanding receivables;
•higher operating and financing costs than expected, including non‑delivery of planned efficiencies across the Group; and
•the potential impact of further significant storms in the US.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital expenditure programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.
Having considered the reasonable worst-case scenario and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted £5.6 billion of new long-term senior debt issued in the period from 1 April 2023 to 31 March 2024 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

Basis of consolidation	B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post‑acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS.
Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.

Foreign currencies	C. Foreign currencies
Transactions in currencies other than the functional currency of the
Company or subsidiary concerned are recorded at the rates of exchange prevailing on the date of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves
(see note 28).

Disposals of the UK Electricity System Operator (ESO), and disposals of the UK Gas Transmission business	D. Disposal of the UK Electricity System Operator
(ESO)
As described further in note 10, at the end of October 2023, the legislation required to enable the separation of the ESO and the formation of the National Energy System Operator (NESO) was passed through Parliament. The NESO is expected to be established as an independent Public Corporation this calendar year, with responsibilities across both the electricity and gas systems. As a result, the Group took the judgement to classify the associated assets and liabilities of the ESO as held for sale in the consolidated statement of financial position at the end of October 2023. The ESO has not met the criteria for classification as a discontinued operation and therefore its results have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.
E. Disposal of the UK Gas Transmission business
Following the Group’s disposal of a 60% controlling stake in the UK Gas
Transmission business in the year ended 31 March 2023, the Group completed the sale of a further 20% of its retained interest in the business (held through GasT TopCo Limited) on 11 March 2024. The other 80% of GasT TopCo Limited is owned by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management
Corporation (BCI) (together, the Consortium). The Group’s remaining
20% interest in GasT TopCo Limited is classified as an investment in an associate on the basis that the Group has a significant influence over the business.
The remaining 20% interest is subject to an option agreement with the
Consortium, the Remaining Acquisition Agreement (RAA), which on
9 July 2023 replaced the previous Further Acquisition Agreement (FAA)
under which the 20% disposal in the year was executed. The RAA option is exercisable, at the Consortium’s option, between 1 May 2024 and
31 July 2024. If the RAA option is partially exercised by the Consortium, the Group will have the right to put the remainder of its interests in
GasT TopCo Limited to the Consortium, which can be exercised by the
Group between 1 December 2024 and 31 December 2024. Taking into consideration the timing of the RAA exercise window, the Group has continued to classify its remaining interest in GasT TopCo Limited as held for sale and has not equity accounted for its share of the associate’s results.
The loss on the 20% disposal of GasT TopCo Limited and the
remeasurements in relation to the FAA option and the RAA option have been recorded within discontinued operations. As an associate held for sale, the Group has not recognised any share of results in the year ended 31 March 2024. The classification impacts on the consolidated income statement, the consolidated statement of comprehensive income and the consolidated cash flow statement, as well as earnings per share
(EPS) split between continuing and discontinued operations.
The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are expected to be recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

Areas of judgement and key sources of estimation uncertainty	F. Areas of judgement and key sources
of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are:
•the judgement that it is appropriate to classify our 20% equity investment in GasT TopCo Limited, together with the RAA option, as held for sale, as detailed in note 10; and
•the judgement that, notwithstanding legislation enacted and targets committing the states of New York and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not shorten the remaining useful economic lives (UELs) of our US gas network assets, which we consider will have an expected use and utility beyond 2050
(see key sources of estimation uncertainty below and note 13).
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:
•the cash flows and real discount rates applied in determining the
US environmental provisions, in particular relating to three Superfund sites and certain other legacy Manufacturing Gas Plant (MGP) sites
(see note 26);
•the estimates made regarding the UELs of our gas network assets due to uncertainty over the pace of delivery of the energy transition and the multiple pathways by which it could be delivered. Our estimates consider anticipated changes in customer behaviour and developments in new technology, the potential to decarbonise fuel through the use of renewable natural gas and green hydrogen, and the feasibility and affordability of increased electrification (see note 13 for details and sensitivity analysis); and
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analysis in note 35.
Impact of climate change and the transition to net zero – areas of judgement and key sources of estimation uncertainty	G. Impact of climate change and the transition
to net zero – areas of judgement and key sources
of estimation uncertainty
In preparing these financial statements for the year ended 31 March
2024, management has taken into account the Group’s commitments regarding its transition to net zero and the impact of climate change.
The Group has a published climate transition plan which sets out its targets to achieve this commitment by 2050, in line with the Paris
Agreement. Management has also identified a number of significant climate-related risks and opportunities. Changes to the Group’s commitments and the impact of climate change may have a material impact on the currently reported amounts of the Group’s assets and liabilities and on similar assets and liabilities that may be recognised in future reporting periods, as set out above with respect to the judgement and key source of estimation uncertainty regarding the UELs of our US gas network assets, and as further detailed below.
Repairs to property, plant and equipment and climate
adaptation activities
The Group’s network assets recorded within property, plant and equipment (PP&E) are at risk of physical impacts from extreme weather events such as major storms which may be accentuated by increased frequency of weather incidents and changing long-term climate trends, thereby leading to asset damage. Major storm costs, net of deductibles and disallowances, incurred by the Group are recoverable as revenue in future periods under our rate plans but the associated repair costs are expensed as incurred as other operating costs under IFRS.
Impairment of property, plant and equipment and goodwill
Included within the Group’s plant and machinery (see note 13) are
£325 million of oil- and gas-fired electricity generation units with approximately 3,800 MW of electric generation capacity located in
Long Island, New York. Whilst the Group retains ownership of these assets, it sells all of the capacity, energy in response to dispatch requests, and any related ancillary services provided by the generating facilities to the Long Island Power Authority (LIPA) via a Power Supply
Agreement running until 2028.
The maximum UEL for these units ends in 2040, which aligns to the target set by the state of New York to achieve decarbonised power generation by 2040. However, there is a risk that the UEL of certain, or all, of the units may be shortened, depending on the progress of decarbonisation activities in Long Island. The Group believes there are no material accounting judgements in respect of the generation assets and the UELs have not been accelerated in the year.
The assets related to the Group’s liquefied natural gas (LNG) storage facility at the Isle of Grain in the UK have a maximum UEL to 2045, which is in line with the current commercial contracts. The UELs of our assets related to our commercial operations in LNG at Providence,
Rhode Island are informed by the recovery periods used for ratemaking purposes and the majority of the UELs are covered by fixed price service contracts. The net book value of these assets will be immaterial by 2050. Accordingly, the Group believes there are no material accounting judgements in respect of the UELs of the LNG assets as of 31 March 2024.
1. Basis of preparation and recent accounting developments continued
G. Impact of climate change and the transition
to net zero – areas of judgement and key sources
of estimation uncertainty continued
The net zero pathway may also impact our US gas networks which in turn may affect the recoverable amount of our New York and New
England cash-generating units (CGUs). In assessing the recoverability of our CGUs (see note 11), we calculate the value-in-use based on projections that incorporate our best estimates of future cash flows and assumptions pertaining to the net zero plans of the jurisdictions that we operate in. In respect of our New York and New England CGUs, our forecast cash flow duration used in our impairment testing is five years.
We apply a terminal growth rate informed by expected long-term economic inflation and the discount rate used takes into consideration the potential impact of net zero plans on our gas business. Accordingly, the impact of certain variables that will play out in the medium to long term as a result of the anticipated transition to decarbonised power generation are not anticipated to have an impact on the recoverable amount of our New York and New England CGUs.
Decommissioning provisions
Provisions to decommission significant portions of our regulated transmission and distribution assets are not recognised where no legal obligations exist, and a realistic alternative exists to incurring costs to decommission assets at the end of their life. Included within the Group’s decommissioning provisions as at 31 March 2024 (see note 26) is
£57 million relating to legal requirements to remove asbestos upon major renovation or demolition of our oil- and gas-fired electricity generation structures and facilities located in Long Island, New York.
As noted above, the progress of decarbonisation activities in Long
Island may bring forward the decommissioning of these assets, thereby increasing the present value of associated decommissioning provisions.
In the current year, there have been no material changes to the expected timing of decommissioning expenditures. Currently, the expected timing of decommissioning expenditures has not materially been brought forward but management will continue to review the facts and circumstances.
Sensitivity to commodity contract derivatives
The Group has contracts associated with the forward purchase of gas and enters into derivative financial instruments linked to commodity prices, including gas options and swaps which are used to manage market price volatility (see note 17(b)). As at 31 March 2024, the Group’s gas commodity contract derivatives are primarily short-term and accordingly we do not anticipate a risk as a result of the transition to net zero.
Accounting policy choices	H. Accounting policy choices
IFRS provides certain options available within accounting standards.
Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).

New IFRS accounting standards and interpretations effective for the year ended 31 March 2024	I. New IFRS accounting standards and
interpretations effective for the year ended
31 March 2024
The Group adopted the following new standards and amendments to standards which have had no material impact on the Group’s results or financial statement disclosures:
•IFRS 17 ‘Insurance Contracts’;
•amendments to IAS 1 and IFRS Practice Statement 2 – ‘Making
Materiality Judgements’;
•amendments to IAS 12 ‘International Tax Reform — Pillar Two Model
Rules’; and
•amendments to IAS 8 ‘Accounting Policies, Changes in Accounting
Estimates and Errors’.
In May 2021, the IASB issued amendments to IAS 12 ‘Income Taxes’
in order to narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences. Following the amendments, the Group recognised separate deferred tax assets in relation to its lease liabilities and decommissioning obligations, and deferred tax liabilities in relation to its right-of-use assets
(see note 7). As the balances qualify for offset, there is no impact on the consolidated statement of financial position and the opening retained earnings as at 1 April 2023.

New IFRS accounting standards and interpretations not yet adopted	J. New IFRS accounting standards and
interpretations not yet adopted
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•amendments to IFRS 10 and IAS 28 ‘Sale or Contribution of Assets
between an Investor and its Associate or Joint Venture’;
•amendments to IAS 1 ‘Classification of Liabilities as Current or
Non‑current’;
•amendments to IAS 1 ‘Non-current Liabilities with Covenants’;
•amendments to IAS 7 and IFRS 7 ‘Supplier Finance Arrangements’;
•amendments to IFRS 16 ‘Lease Liability in a Sale and Leaseback’; and
•amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange
Rates’.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact.
The Group has not adopted any other standard, amendment or
interpretation that has been issued but is not yet effective.

Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8
‘Operating Segments’) and assesses the profitability of operations principally on the basis of a profit measure that excludes certain income and expenses. We call that measure ‘adjusted profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 5) and is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. As a matter of course, the Board also considers profitability by segment, excluding the effects of timing, major storm costs and deferred tax in our UK Electricity Transmission and UK Electricity Distribution businesses. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

Revenue
Revenue arises in the course of ordinary activities and principally comprises:
• transmission services;
• distribution services; and
• generation services.
Transmission services, distribution services and certain other services (excluding rental income) fall within the scope of IFRS 15 ‘Revenue from
Contracts with Customers’, whereas generation services (which solely relate to the contract with LIPA in the US) are accounted for under IFRS 16
‘Leases’ as rental income, also presented within revenue. Revenue is recognised to reflect the transfer of goods or services to customers at an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.
Revenue in respect of regulated activities is determined by regulatory agreements that set the price to be charged for services in a given period based on pre-determined allowed revenues. Variances in service usage can result in actual revenue collected exceeding (over-recoveries) or falling short (under-recoveries) of allowed revenues. Where regulatory agreements allow the recovery of under-recoveries or require the return of over-recoveries, the allowed revenue for future periods is typically adjusted. In these instances, no assets or liabilities are recognised for under- or over-recoveries respectively, because the adjustment relates to future customers and services that have not yet been delivered.
Revenue in respect of non-regulated activities primarily relates to the sale of capacity on our interconnectors, which is determined at auctions.
Capacity is sold in either day, month, quarter or year-ahead tranches. The price charged is determined by market fundamentals rather than regulatory agreement. The interconnectors are subject to indirect regulation with regard to the levels of returns they are allowed to earn. Where amounts fall below this range they receive top-up revenues and where amounts exceed this range they must pass back the excess. In these instances, assets or liabilities are recognised for the top-up or pass-back respectively.

Other operating costs
Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.
Exceptional items and remeasurements
To monitor our segmental financial performance, we use an adjusted consolidated profit measure that excludes certain income and expenses. We exclude items from adjusted profit because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from adjusted profit.

Finance income and costs

This note details the interest income generated by our financial assets and interest expense incurred on our financial liabilities, primarily our financing portfolio (including our financing derivatives). It also includes the net interest on our pensions and other post-retirement assets.

Tax
Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. Current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

Earnings per share (EPS)
EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated on profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Goodwill
Goodwill represents the excess of what we paid to acquire businesses over the fair value of their net assets at the acquisition date. We assess whether goodwill is recoverable by performing an impairment review annually or more frequently if events or changes in circumstances indicate a potential impairment.

Other intangible assets
Other intangible assets are the software assets controlled by us and the electricity distribution licences which provide us with the right to operate and invest in the relevant network that operates as a monopoly in the licensed geographical area. The regulatory licences were acquired following the Group’s acquisition of NGED.

Property, plant and equipment
Property, plant and equipment are the physical assets controlled by us. The Group’s interest comprises legally protected statutory or contractual rights of use. Property, plant and equipment is recorded at cost, less accumulated depreciation and any impairment losses.
Other non-current assets
Other non-current assets include assets that do not fall into specific non-current asset categories (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2025.

Financial and other investments
The Group holds a range of financial and other investments. These investments include short-term money market funds, quoted investments in equities or bonds of other companies, investments in our venture capital portfolio (National Grid Partners), bank deposits with a maturity of greater than three months, and investments that cannot be readily used in operations, principally collateral deposited in relation to derivatives.

Subsidiaries
While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Investments in joint ventures and associates
Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.
While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with policies approved by the Board, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
• financing derivatives – these are used to manage our exposure to interest rates and foreign exchange rates. Specifically, we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
• commodity contract derivatives – these are used to manage our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives. We also enter into derivative financial instruments linked to commodity prices, including options and swaps, which are used to manage market price volatility.

Inventories and current intangible assets
Inventories represent assets that we intend to use in order to generate revenue in the short term, either by selling the asset itself (for example fuel stocks) or by using it to fulfil a service to a customer or to maintain our network (consumables).

Trade and other receivables
Trade and other receivables include amounts which are due from our customers for services we have provided, accrued income which has not yet been billed, prepayments, contract assets where certain milestones are required to be fulfilled and other receivables that are expected to be settled within 12 months.

Cash and cash equivalents	Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash.
Borrowings
We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time.
To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.
To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities are undrawn.

Trade and other payables
Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months.
The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Contract liabilities
Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

Other non-current liabilities

Other non-current liabilities include deferred income and customer contributions which will not be recognised as income until after 31 March
2025. It also includes contingent consideration and other payables that are not due until after that date.

Pensions and other post-retirement benefits
All of our employees are eligible to participate in a pension plan. We have defined contribution (DC) and defined benefit (DB) pension plans in the UK and the US. In the US, we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated plan assets and present value of DB obligations are updated annually in accordance with IAS 19 ‘Employee Benefits’. We separately present our UK and US pension plans to show the geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

Provisions
Provisions are recognised where a legal or constructive obligation exists at the reporting date, as a result of a past event, where the outflow of economic benefit is probable and where the amount of the obligation can be reliably estimated.
Share capital
Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominantly to actively manage scrip issuances and settle employee share option and reward plan liabilities.

Other equity reserves
Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions or fair value movements on certain financial instruments that the Company holds.

Net debt	We define net debt as the amount of borrowings and financing derivatives less cash and current financial investments.
Commitments and contingencies
Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. We also disclose any contingencies, which include guarantees that companies have given, where we pledge assets against current obligations that will remain for a specific period.
Contingent assets are disclosed where the Group concludes that an inflow of economic benefits is probable.
Related party transactions	Related parties include joint ventures, associates, investments and key management personnel.
Financial risk management
Our activities expose us to a variety of financial risks, including credit risk, liquidity risk, capital risk, currency risk, interest rate risk, inflation risk and commodity price risk. Our risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential volatility of financial performance from these risks. We use financial instruments, including derivative financial instruments, to manage these risks.

Subsidiary undertakings, joint ventures and associates
Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.
While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Sensitivities
In order to give a clearer picture of the impact on our results or financial position of potential changes in significant estimates and assumptions, the following sensitivities are presented. These sensitivities are based on assumptions and conditions prevailing at the year end and should be used with caution. The effects provided are not necessarily indicative of the actual effects that would be experienced because our actual exposures are constantly changing.